Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-controlling interest, other comprehensive income	Non-controlling interest, other elements
Equity at beginning of period (Previously stated) at Dec. 31, 2021	€ 97,053	€ 8,670	€ 47,979	€ 658	€ 152	€ 60,273	€ 0	€ (4,477)	€ (894)	€ 8,124	€ (836)	€ (32,719)	€ (2,104)	€ 12,227
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2021	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2021	0
Equity at beginning of period at Dec. 31, 2021	97,053	8,670	47,979	658	152	60,273	0	(4,477)	(894)	8,124	(836)	(32,719)	(2,104)	12,227
Total recognised income and expense	8,104									9,605		(2,911)	251	1,159
Other changes in equity	(7,572)	(273)	(1,706)	30	23	6,429		(977)	219	(8,124)	(143)	2	(3)	(3,049)
Issuance of ordinary shares	9													9
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(756)													(756)
Conversion of financial liabilities into equity	0
Capital reduction	0	(273)	(1,706)					273	1,706
Dividends recognised as distributions to owners	(2,348)					(869)					(979)			(500)
Purchase of equity instruments	(2,050)								(2,050)
Disposal of equity instruments	570							7	563
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					7,298		(12)		(8,124)	836	2	(3)	3
Increases (decreases) due to business combinations	31													31
Share-based payment	(49)				(49)
Others increases or (-) decreases in equity	(2,979)			30	72			(1,245)						(1,836)
Equity at end of period (Previously stated) at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2022	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2022	0
Equity at end of period at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Total recognised income and expense	12,797									11,076		320	294	1,107
Other changes in equity	(6,141)	(305)	(1,900)	32	20	7,412		(297)	(403)	(9,605)	(319)	288	3	(1,067)
Issuance of ordinary shares	1													1
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(305)	(1,900)					305	1,900
Dividends recognised as distributions to owners	(3,009)					(963)					(1,298)			(748)
Purchase of equity instruments	(3,109)								(3,109)
Disposal of equity instruments	819							13	806
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					8,375		(37)		(9,605)	979	288	3	(3)
Increases (decreases) due to business combinations	(364)													(364)
Share-based payment	(60)				(60)
Others increases or (-) decreases in equity	(419)			32	80			(578)						47
Equity at end of period (Previously stated) at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2023	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2023	0
Equity at end of period at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Total recognised income and expense	11,405									12,574		(1,878)	(461)	1,170
Other changes in equity	(8,319)	(516)	(4,294)	(720)	22	8,212		(225)	1,010	(11,076)	(234)	303	0	(801)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(1,341)			(751)										(590)
Conversion of financial liabilities into equity	0
Capital reduction	(93)	(516)	(4,294)					516	4,294					(93)
Dividends recognised as distributions to owners	(3,677)					(1,485)					(1,532)			(660)
Purchase of equity instruments	(4,038)								(4,038)
Disposal of equity instruments	762							8	754
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					9,697		(215)		(11,076)	1,298	303		(7)
Increases (decreases) due to business combinations	(8)													(8)
Share-based payment	(62)				(62)
Others increases or (-) decreases in equity	138			31	84			(534)						557
Equity at end of period at Dec. 31, 2024	€ 107,327	€ 7,576	€ 40,079	€ 0	€ 217	€ 82,326	€ 0	€ (5,976)	€ (68)	€ 12,574	€ (1,532)	€ (36,595)	€ (2,020)	€ 10,746